Shareholder Report	12 Months Ended	92 Months Ended
	Feb. 28, 2025 USD ($) Holding	Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.
Entity Central Index Key	0001038490
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000005556
Shareholder Report [Line Items]
Fund Name	Tax-Efficient Equity Fund
Class Name	Investor Class
Trading Symbol	PREFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - Investor Class	$89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The fund and growth stocks produced strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the Federal Reserve in the closing months of 2024.

  Stock selection in the information technology sector contributed to performance relative to the Russell 3000 Growth Index. For example, shares of advertising platform company AppLovin performed well amid better-than-expected earnings. Stock choices in communication services—such as global streaming audio service provider Spotify Technology—also added value.

  Stock selection in the consumer discretionary sector, particularly our underweight allocation to highly valued Tesla, detracted from relative performance. Stock selection in the financials sector and overweights in attractively valued payment processors Visa and Mastercard also hurt relative performance.

  The fund, which has been very tax-efficient over time, seeks to maximize after-tax growth of capital by purchasing, and holding for the long term, stocks of attractively valued growth companies with superior long-term appreciation prospects. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions. We stay fully invested and strive to keep portfolio turnover low. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among companies in which we have high conviction while generally keeping sector allocations in line with those of the Russell index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Efficient Equity Fund (Investor Class)	18.01%	16.68%	13.93%
Russell 3000 Index (Regulatory Benchmark)	17.53	16.12	12.36
Russell 3000 Growth Index (Strategy Benchmark)	19.09	19.03	15.45

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,231,206,000	$ 1,231,206,000
Holdings Count | Holding	364	364
Advisory Fees Paid, Amount	$ 7,327,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,231,206 Number of Portfolio Holdings364
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	45.2%
Consumer Discretionary	14.2
Communication Services	13.0
Financials	8.2
Health Care	7.3
Industrials & Business Services	7.1
Consumer Staples	2.6
Energy	0.7
Materials	0.7
Other	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193192
Shareholder Report [Line Items]
Fund Name	Tax-Efficient Equity Fund
Class Name	I Class
Trading Symbol	TEEFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - I Class	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The fund and growth stocks produced strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the Federal Reserve in the closing months of 2024.

  Stock selection in the information technology sector contributed to performance relative to the Russell 3000 Growth Index. For example, shares of advertising platform company AppLovin performed well amid better-than-expected earnings. Stock choices in communication services—such as global streaming audio service provider Spotify Technology—also added value.

  Stock selection in the consumer discretionary sector, particularly our underweight allocation to highly valued Tesla, detracted from relative performance. Stock selection in the financials sector and overweights in attractively valued payment processors Visa and Mastercard also hurt relative performance.

  The fund, which has been very tax-efficient over time, seeks to maximize after-tax growth of capital by purchasing, and holding for the long term, stocks of attractively valued growth companies with superior long-term appreciation prospects. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions. We stay fully invested and strive to keep portfolio turnover low. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among companies in which we have high conviction while generally keeping sector allocations in line with those of the Russell index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
Tax-Efficient Equity Fund (I Class)	18.16%	16.83%	16.23%
Russell 3000 Index (Regulatory Benchmark)	17.53	16.12	13.81
Russell 3000 Growth Index (Strategy Benchmark)	19.09	19.03	17.65

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Jul. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,231,206,000	$ 1,231,206,000
Holdings Count | Holding	364	364
Advisory Fees Paid, Amount	$ 7,327,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,231,206 Number of Portfolio Holdings364
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	45.2%
Consumer Discretionary	14.2
Communication Services	13.0
Financials	8.2
Health Care	7.3
Industrials & Business Services	7.1
Consumer Staples	2.6
Energy	0.7
Materials	0.7
Other	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless